Net income/(loss) per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	81,582,375	80,771,397	81,481,686	62,264,851
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	910,836	0	991,835	831,006
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	82,493,211	80,771,397	82,473,521	63,095,857